FINANCIAL INSTRUMENTS (Details)							6 Months Ended																		6 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 1 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 2 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 3 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 4 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 5 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 6 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] USD ($)		Jun. 30, 2013 Interest Rate Swap 8 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 9 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] USD ($)		Jun. 30, 2013 Interest Rate Swap 11 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 12 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] Designated as Hedging Instrument [Member] NOK	Jun. 30, 2013 NOK600 million senior unsecured floating rate bonds due 2017 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 NOK600 million senior unsecured floating rate bonds due 2017 [Member] Designated as Hedging Instrument [Member] NOK	Oct. 31, 2012 NOK600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK
Derivative, Fair value [Abstract]
Assets	$ 12,515,000	$ 3,411,000	$ 6,280,000	$ 4,000	$ 6,235,000	$ 0															$ 0	$ 3,275,000	$ 0	$ 132,000
Liabilities	71,551,000	85,881,000	56,774,000	84,044,000	2,103,000	1,426,000															12,597,000	411,000	77,000	0
Interest rate swaps [Abstract]
Inception date							Mar. 31, 2010	Sep. 30, 2012	Mar. 31, 2008	Apr. 30, 2011	May 31, 2011	Aug. 31, 2011	Oct. 31, 2010	[1]	Apr. 30, 2012	May 31, 2012	Oct. 31, 2012	[1]	Feb. 28, 2013	Mar. 04, 2013					Oct. 07, 2010	Oct. 07, 2010	Oct. 19, 2012	Oct. 19, 2012
Maturity date							Mar. 31, 2015	Sep. 30, 2014	Aug. 31, 2018	Dec. 31, 2018	Jan. 31, 2019	Aug. 31, 2021	Apr. 30, 2014	[1]	May 31, 2019	Aug. 31, 2022	Oct. 31, 2017	[1]	Oct. 19, 2017	Apr. 25, 2023					Apr. 30, 2014	Apr. 30, 2014	Oct. 19, 2017	Oct. 19, 2017
Notional principal	1,179,000,000	1,033,000,000					258,421,000	78,163,000	38,223,000	43,910,000	65,479,000	100,000,000	76,136,000	[1]	174,813,000	87,400,000	105,436,000	[1]	50,983,000	100,000,000
Notional principal, at maturity							122,632,000	69,713,000	24,794,000	23,394,000	34,044,000	100,000,000			153,804,000	79,733,000			32,142,000	100,000,000
Fixed interest rate range, low end							1.96%		4.05%	2.13%	0.80%	2.50%			3.67%	1.76%	5.92%	[1]	0.81%	1.85%
Fixed interest rate range, high end							2.22%		4.15%	2.80%	2.58%	2.93%			3.77%	1.85%	6.23%	[1]	0.82%	1.97%
Fixed interest rate								4.85%					5.32%	[1]
Debt instrument, face amount																													600,000,000	500,000,000
Currency swaps [Abstract]
Principal Receivable																										450,000,000		600,000,000
Principal payable																									$ 76,100,000		$ 105,400,000

[1]	These swaps relate to the NOK500 million and NOK600 million senior unsecured bonds due 2014 and 2017 respectively, and the fixed interest rates paid are exchanged for the NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.